DUE TO RELATED PARTY	9 Months Ended
Mar. 31, 2016
Notes to Financial Statements
DUE TO RELATED PARTY
5.	DUE TO RELATED PARTY
Due to related party consist advances from company’s Chief Executive Officer. The amount is non-interest bearing and due on demand.